Nature of Business and Basis of Presentation	6 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Nature of Business and Basis of Presentation

NOTE 1 – NATURE OF BUSINESS AND BASIS OF PRESENTATION

Kibush Capital Corporation (the “Company”) is a Nevada Corporation, incorporated January 5, 2005.

The Company was incorporated as Premier Platform Holding Company, Inc, a Nevada corporation. During 2005, the Company merged with Premier Platform Holdings Company, Inc a Colorado corporation. The merger was completed on August 18, 2006.

The Company then changed its name to Paolo Nevada Enterprises, Inc, on August 12, 2005. The Company again changed its name to David Loren Corporation on January 10, 2006 and finally Kibush Capital Corporation on August 19, 2013.

The Company is devoting substantially all of its efforts to the development of its business plans; to identify companies with proven products and services which provide opportunities that can be immediately sold into an existing market place. The Company will provide the management and financial expertise to support its acquired businesses.

On October 10, 2013, the Company acquired 48 shares of common stock in Instacash (Pty) Ltd (“Instacash”) and 800 units in the Instacash Unit Trust, through signing a stock purchase agreement, for consideration of $500,000 paid through the issuance of a four month promissory note, giving the Company 80% control over the two entities. The original payment date of four month promissory note was extended on February 26, 2014 for an additional six months until August 28, 2014.

The results of operations for the year ended September 30, 2014 and 2013 are not comparable due to the acquisition of 80% of Instacash on October 10, 2013. Instacash’s results of operations have been included in the Company’s consolidated financial results since the date of acquisition.

In accordance with Statement of Financial Accounting Standards (“SFAS”) No. 141(R), Business Combinations, the Company has allocated the total purchase price to tangible and intangible assets acquired and liabilities assumed based on their estimated fair values.

The purchase consideration has been allocated as follows:

Fair Value
Allocation:
Tangible assets acquired:
Cash-overdraft	(5,462)
Property and equipment, net	99,425
Other assets	7,066
Total assets acquired	101,029
Liabilities assumed:
Current liabilities
Total liabilities	346,980
Total liabilities assumed	346,980
Net Assets Acquired	(245,951)

The implied goodwill from this transaction is $870,951 based on the implied value of the transaction of $625,000 combined with the net assets assumed. The Company owns an 80% interest in the net implied value ($500,000) and has issued a promissory note in the amount of $500,000 which is to mature on February 28, 2015 as purchase consideration and as this is a related party transaction and the payment is deferred, therefore goodwill may not arise. Thus, the excess of implied goodwill on this transaction amounting $370,951 has been recorded as amortization of debt discount in current year.

The fair values assigned to identifiable intangible assets acquired were based on estimates and assumptions determined by management.

For our investments in affiliated entities that are included in the consolidation, the excess cost over underlying fair value of net assets is referred to as goodwill and reported separately as “Goodwill” in our accompanying consolidated balance sheets. Goodwill may only arise where consideration has been paid.

As this note has not yet been paid, it is considered a deferred payment contract and Goodwill has not been recorded.

Basis of Presentation

The Company maintains its accounting records on an accrual basis in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The consolidated financial statements of the Company include the accounts of the Company, and all entities in which a direct or indirect controlling interest exists through voting rights or qualifying variable interests. All intercompany balances and transactions have been eliminated in the consolidated financial statements.

Change in Fiscal Year End

The Board of Directors of the Company approved on September 14, 2014, a change in the Company’s fiscal year end from December 31 to September 30 of each year.

Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. As at September 30, 2014, the Company has an accumulated deficit of $10,332,404 and $10,428,780 as of March 31, 2015 and has not earned sufficient revenues to cover operating costs since inception and has a working capital deficit. The Company intends to fund its mining exploration through equity financing arrangements, which may be insufficient to fund its capital expenditures, working capital and other cash requirements for the year ending September 30, 2015.

The ability of the Company to emerge from the development stage is dependent upon, among other things, obtaining additional financing to continue mining exploration and execution of its business plan. In response to these problems, management intends to raise additional funds through public or private placement offerings.

These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Functional and Reporting Currency

The consolidated financial statements are presented in U.S. Dollars. The Company’s functional currency is the U.S. Dollar. The functional currency of Instacash and Angel Jade is the Australian dollar. The functional currency of Aqua Mining is the Papua New Guinea Kina. Assets and liabilities are translated using the exchange rate on the respective balance sheet dates. Items in the income statement and cash flow statement are translated into U.S. Dollars using the average rates of exchange for the periods involved. The resulting translation adjustments are recorded as a separate component of other comprehensive income/(loss) within stockholders’ equity.

The functional currency of foreign entities is generally the local currency unless the primary economic environment requires the use of another currency. Gains or losses arising from the translation or settlement of foreign-currency-denominated monetary assets and liabilities into the functional currency are recognized in the income in the period in which they arise. However, currency differences on intercompany loans that have the nature of a permanent investment are accounted for as translation differences as a separate component of other comprehensive income/(loss) within stockholders’ equity.